Vessels	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels	Vessels
At December 31, 2021, the Company owned five WTIVs. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2019	$1,271,993
Transfer to assets held for sale or disposed	(1,296,706)
Additions	73,082
Depreciation	(48,369)
Balance December 31, 2020	$—
Vessels acquired as part of the Seajacks transaction	554,705
Other additions	—
Depreciation	(10,190)
Balance December 31, 2021	$544,515
Vessels Owned

Vessel Name	Year Built
Seajacks Scylla	2015
Seajacks Zaratan	2012
Seajacks Leviathan	2009
Seajacks Hydra	2014
Seajacks Kraken	2009
Vessels under ConstructionVessels under construction was $36.1 million as of December 31, 2021, consisting primarily of installments paid to shipyards on our newbuilding contracts with Daewoo Shipbuilding and Marine Engineering for the construction of two next-generation offshore WTIVs. The aggregate contract price is approximately $654.7 million. The vessels are expected to be delivered in the third quarter of 2024 and second quarter of 2025.